FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 17 - FINANCIAL INSTRUMENTS
17.1 Financial assets and liabilities by categories

		At June 30, 2023				At December 31, 2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	178	—	—	178	166	—	—	166
Trade receivables	10	—	—	664	664	—	—	465	465
Other financial assets		—	25	1	26	—	37	2	39
Total		178	25	665	868	166	37	467	670

		At June 30, 2023				At December 31, 2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	15	1,171	—	—	1,171	1,191	—	—	1,191
Borrowings	16	2,028	—	—	2,028	2,056	—	—	2,056
Other financial liabilities		—	55	10	65	—	40	15	55
Total		3,199	55	10	3,264	3,247	40	15	3,302
17.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair values of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 is 98%, 94%, 86% and 85%, respectively, of the nominal values and amount to €663 million, €282 million, €394 million and €254 million, respectively, at June 30, 2023.
All derivatives are presented at fair value in the Interim Statement of Financial Position. The fair values of trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At June 30, 2023			At December 31, 2022
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	7	9	2	7	9
Energy derivatives	—	—	—	3	2	5
Other commodity derivatives	—	—	—	—	2	2
Currency commercial derivatives	2	15	17	3	20	23
Other financial assets - derivatives	4	22	26	8	31	39

Aluminium and premium derivatives	1	30	31	—	19	19
Energy derivatives	4	11	15	3	7	10
Other commodity derivatives	—	2	2	—	1	1
Currency commercial derivatives	6	11	17	11	14	25
Currency net debt derivatives	—	—	—	—	—	—
Other financial liabilities - derivatives	11	54	65	14	41	55

17.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives, natural gas derivatives and premium derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2023				At December 31, 2022
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	5	21	—	26	6	33	—	39
Other financial liabilities - derivatives	31	34	—	65	17	38	—	55
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2023 nor the year ended December 31, 2022.